Debt (West Vela facility) (Details) - USD ($)	1 Months Ended			12 Months Ended
	Aug. 31, 2018	Feb. 28, 2018	Aug. 31, 2017	Dec. 31, 2020	Oct. 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Nov. 30, 2014
Debt Instrument [Line Items]
Balloon payment						$ 15,900,000	$ 2,700,000
Revolving Credit Facility | West Vela Facility
Debt Instrument [Line Items]
Maximum borrowing capacity				$ 1,450,000,000
Amount outstanding								$ 443,000,000
Debt instrument, annual amortization payment				$ 40,300,000
Debt prepayment cost	$ 11,900,000	$ 11,800,000	$ 46,700,000
Balloon payment					$ 120,800,000
Revolving Credit Facility | West Vela Facility | Minimum | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Basis spread (as percent)				3.35%
Revolving Credit Facility | West Vela Facility | Maximum | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Basis spread (as percent)				4.00%